MINERAL RIGHTS (Details Narrative) - USD ($) $ in Thousands		3 Months Ended
	Feb. 26, 2020	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Payment received earn-in agreement		$ 75
Otis Gold Corp [Member] | Definitive Option Agreement [Member] | Centerra Gold Inc [Member]
IfrsStatementLineItems [Line Items]
Project descriptions	Otis entered into a definitive option agreement with Centerra Gold Inc. (“Centerra”) whereby Centerra can earn up to a 70% interest in the Oakley Project in exchange for total exploration expenditures of $7,000 and cash payments to the Company of $550 over a six-year period. During the term of the Oakley Agreement, Excellon is Project Manager and earns 10% of the approved exploration expenditures for technical oversight and project management.
Exploration expenditures	$ 7,000
Payment for acquisition	$ 550